SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2016
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	38 years
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives